Events subsequent to the period end (Details Narrative) - Cilo Cybin Holdings Limited [member]	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 MYR (RM) shares	Apr. 01, 2024 shares	Mar. 31, 2024 USD ($) shares	Mar. 14, 2024 shares	Mar. 31, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares issued	71,017,906	71,017,906		63,916,115		63,916,115
Lease liabilities	$ 3,939,279	RM 52,908
Lease liabilities interest rate	8.00%	8.00%
Incremental borrowing rate	11.75%	11.75%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					7,101,791
Ordinary shares [member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			7,101,791